Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Stock-based Compensation
STOCK-BASED COMPENSATION

The disclosures in this note apply to AEP only. The impact of AEP’s share-based compensation plans is insignificant to the financial statements of the Registrant Subsidiaries.

AEP’s long-term incentive plan available for eligible employees and directors, the Amended and Restated American Electric Power System Long-Term Incentive Plan (the “Prior Plan”), was replaced prospectively for new grants by the American Electric Power System 2015 Long-Term Incentive Plan (the “2015 LTIP”) effective in April 2015. The 2015 LTIP provides for a maximum of 10 million common shares to be available for grant to eligible employees and directors. As of December 31, 2016, 9,822,644 shares remained available for issuance under the 2015 LTIP plan. No new awards may be granted under the Prior Plan. To the extent the issuance of a share that is subject to an outstanding award under the Prior Plan, the issuance of that share will take place under the Prior Plan. The 2015 LTIP awards may be stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance share units, cash-based awards and other stock-based awards. If a share is issued pursuant to a stock option or a stock appreciation right, it will reduce the aggregate amount authorized under the 2015 LTIP by 0.286 of a share. If a share is issued for any other award that settles in AEP stock, it will reduce the aggregate amount authorized under the 2015 LTIP by one share. Cash settled awards do not reduce the aggregate amount authorized under the 2015 LTIP. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Performance Units

AEP’s performance units are paid out in cash rather than AEP shares and do not reduce the aggregate share authorization. AEP’s performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period.  The number of performance units held at the end of the three year performance period is multiplied by the performance score to determine the actual number of performance units realized.  The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee.  Certain employees must satisfy stock ownership requirements. If those employees have not met their stock ownership requirements, a portion or all of their performance units are mandatorily deferred as AEP career shares to the extent needed to meet their stock ownership requirement.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock.  AEP career shares are paid in cash after the participant’s termination of employment.  Amounts equivalent to cash dividends on both performance units and AEP career shares accrue as additional units.  Management records compensation cost for performance units over a three-year vesting period.  The liability for both the performance units and AEP career shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP career shares for the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
Performance Units	2016	2015	2014
Awarded Units (in thousands)	597.4	575.0	16.9
Weighted Average Unit Fair Value at Grant Date	$62.77	$59.19	$49.73
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2016	2015	2014
Awarded Units (in thousands)	89.2	103.6	98.9
Weighted Average Fair Value at Grant Date	$63.83	$54.35	$53.35
Vesting Period (in years)	(a)	(a)	(a)

(a)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not paid in cash until after the participant’s AEP employment ends.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The performance scores for all performance periods were dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the Standard and Poor’s 500 Electric Utilities Index and (b) three-year cumulative earnings per share measured relative to a target approved by AEP’s Board of Directors.

The certified performance scores and units earned for the three-year periods ended December 31, 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
Performance Units	2016	2015	2014
Certified Performance Score	163.9%	176.3%	147.8%
Performance Units Earned	1,111,966	1,202,107	889,697
Performance Units Mandatorily Deferred as AEP Career Shares	9,963	41,707	40,831
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	51,684	54,074	39,526
Performance Units to be Paid in Cash	1,050,319	1,106,326	809,340

The cash payouts for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2016	2015	2014
	(in millions)
Cash Payouts for Performance Units	$62.7	$48.1	$29.3
Cash Payouts for AEP Career Share Distributions	9.1	3.0	4.3

Restricted Stock Units

The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued employment, over at least three years in approximately equal annual increments.  The RSUs accrue dividends as additional RSUs. The additional RSUs granted as dividends vest on the same date as the underlying RSUs. RSUs are converted into a share of AEP common stock upon vesting, except for AEP’s officers subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934, who are paid in cash.  In 2014, there were no RSUs granted to Section 16 officers due to a change that deferred granting these and other awards until February 2015. For RSUs paid in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period.  Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price.  For RSUs paid in cash, compensation cost is recorded over the vesting period and adjusted for changes in fair value until vested.  The fair value at vesting is determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock.  The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.

In 2010, the HR Committee granted a total of 165,520 RSUs to four Chief Executive Officer succession candidates as a retention incentive for these candidates.  These grants vested in three approximately equal installments in August 2013, August 2014 and August 2015.

The HR Committee awarded RSUs, including additional units awarded as dividends, for the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
Restricted Stock Units	2016	2015	2014
Awarded Units (in thousands)	242.0	397.5	64.1
Weighted Average Grant Date Fair Value	$62.88	$58.56	$50.36

The total fair value and total intrinsic value of restricted stock units vested during the years ended December 31, 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
Restricted Stock Units	2016	2015	2014
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.4	$18.3	$18.7
Intrinsic Value of Restricted Stock Units Vested (a)	21.0	24.2	24.9

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of AEP’s nonvested RSUs as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2016	721.3	$52.48
Granted	242.0	62.88
Vested	(326.7)	50.07
Forfeited	(33.0)	55.81
Nonvested as of December 31, 2016	603.6	57.54

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2016 was $38 million and the weighted average remaining contractual life was 1.7 years.

Other Stock-Based Plans

AEP also has a Stock Unit Accumulation Plan for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to Non-Employee Directors are fully vested upon grant date.  Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects.  Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. After five years of service on the Board of Directors, non-employee directors receive contributions to an AEP stock fund awarded under the Stock Unit Accumulation Plan. Such amounts may be exchanged into other market-based investments that are similar to the investment options available to employees that participate in AEP’s Incentive Compensation Deferral Plan.

Management records compensation cost for stock units when the units are awarded and adjusts the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

The cash payouts for stock unit distributions for the years ended December 31, 2016, 2015 and 2014 were $0 million, $1 million and $5 million, respectively.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2016	2015	2014
Awarded Units (in thousands)	19.1	24.9	25.4
Weighted Average Grant Date Fair Value	$64.96	$55.46	$54.08

Share-based Compensation Plans

Compensation cost for share-based payment arrangements, the actual tax benefit realized from the tax deductions for compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2016	2015	2014
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$66.5	$63.8	$85.4
Actual Tax Benefit Realized	23.3	22.3	29.9
Total Compensation Cost Capitalized	20.8	20.3	23.1

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

During the years ended December 31, 2016, 2015 and 2014, there were no significant modifications affecting any of AEP’s share-based payment arrangements.

As of December 31, 2016, there was $62 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2015 LTIP and Prior Plan. Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance units and AEP career shares is adjusted each period and as forfeitures for all award types are realized.  AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.37 years.

AEP’s practice prior to August 2016 was to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting.  In August 2016, AEP began also using shares purchased on the open market to fulfill such share commitments. AEP is permitted to use treasury shares, shares acquired in the open market specifically for distribution under the 2015 LTIP and Prior Plan or any combination thereof for this purpose. Management anticipates using a combination of open market purchases and treasury shares for this purpose going forward. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset AEP’s tax withholding obligation.